Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Registrant Name	NEW PERSPECTIVE FUND
Entity Central Index Key	0000071516
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2021
Document Effective Date	Dec. 01, 2021
Prospectus Date	Dec. 01, 2021
NEW PERSPECTIVE FUND | Class A
Prospectus:
Trading Symbol	ANWPX
NEW PERSPECTIVE FUND | Class R-1
Prospectus:
Trading Symbol	RNPAX
NEW PERSPECTIVE FUND | Class R-2
Prospectus:
Trading Symbol	RNPBX
NEW PERSPECTIVE FUND | Class R-3
Prospectus:
Trading Symbol	RNPCX
NEW PERSPECTIVE FUND | Class R-4
Prospectus:
Trading Symbol	RNPEX
NEW PERSPECTIVE FUND | Class R-5
Prospectus:
Trading Symbol	RNPFX
NEW PERSPECTIVE FUND | Class C
Prospectus:
Trading Symbol	NPFCX
NEW PERSPECTIVE FUND | Class F-1
Prospectus:
Trading Symbol	NPFFX
NEW PERSPECTIVE FUND | Class 529-A
Prospectus:
Trading Symbol	CNPAX
NEW PERSPECTIVE FUND | Class 529-C
Prospectus:
Trading Symbol	CNPCX
NEW PERSPECTIVE FUND | Class 529-E
Prospectus:
Trading Symbol	CNPEX
NEW PERSPECTIVE FUND | Class 529-F-1
Prospectus:
Trading Symbol	CNPFX
NEW PERSPECTIVE FUND | Class F-2
Prospectus:
Trading Symbol	ANWFX
NEW PERSPECTIVE FUND | Class R-6
Prospectus:
Trading Symbol	RNPGX
NEW PERSPECTIVE FUND | Class R-2E
Prospectus:
Trading Symbol	RPEBX
NEW PERSPECTIVE FUND | Class R-5E
Prospectus:
Trading Symbol	RNPHX
NEW PERSPECTIVE FUND | Class F-3
Prospectus:
Trading Symbol	FNPFX
NEW PERSPECTIVE FUND | Class 529-T
Prospectus:
Trading Symbol	TPNFX
NEW PERSPECTIVE FUND | Class T
Prospectus:
Trading Symbol	TNPFX
NEW PERSPECTIVE FUND | Class 529-F-2
Prospectus:
Trading Symbol	FFPNX
NEW PERSPECTIVE FUND | Class 529-F-3
Prospectus:
Trading Symbol	FNFPX